Memorandum items - Contractual obligations of future (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Contractual obligations for future expenditure
Capital expenditure on property, plant and equipment	£ 14	£ 38
Contracts to purchase goods or services	1,160	1,121
Total capital commitments	1,174	1,159
Within 1 year
Contractual obligations for future expenditure
Contracts to purchase goods or services	£ 356	£ 379